LONG-TERM DEBT (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fixed Rate
Under 1 year	€ 40	€ 56
Between 1- 5 year	2,597	1,409
After 5 years	240	175
Total Senior Debt Fixed Rate	2,877	1,640
Variable Rate
Under 1 year	88	44
Between 1- 5 year	444	294
After 5 years	85	0
Total Senior Debt Variable Rate	617	338
Fixed Rate
Under 1 year	19	2
Between 1-5 year	0	24
After 5 years	7	0
Total Subordinated Debt Fixed Rate	26	26
Variable Rate
Under 1 year	1	15
Between 1- 5 year	0	7
After 5 years	29	8
Total Subordinated Debt Variable Rate	30	30
Fixed Rate
Under 1 year	183	93
Between 1- 5 year	83	168
After 5 years	21	41
Total Other Debt fixed Rate	287	302
Variable Rate
Under 1 year	16	62
Between 1- 5 year	105	130
After 5 years	127	54
Total Other Debt Variable Rate	248	246
Total long-term debt under 1 year	347	272
Total long-term debt between 1-5 year	3,229	2,032
Total long-term debt after 5 years	509	278
Total long-term debt	4,085	2,582
Long-term Senior Debt
Carrying amount of Senior Fixed Rate Debt, maturing up until 2024 denominated in EUR		985
Carrying amount of Senior Fixed Rate Debt, maturing up until 2017 denominated in USD		597
Carrying amount of Senior Fixed Rate Debt, maturing up until 2018 denominated in BGN	15	23
Carrying amount of Senior Fixed Rate Debt, maturing on April 2014 denominated in TRY		35
Carrying amount of Senior Fixed Rate Debt, maturing up until 2026 denominated in EUR	1,849
Carrying amount of Senior Fixed Rate Debt, maturing up until 2019 denominated in USD	1,007
Carrying amount of Senior Fixed Rate Debt, maturing up until 2016 denominated in GBP	6
Carrying amount of Senior Variable Rate Debt, maturing up until 2017 denominated in EUR		338
Carrying amount of Senior Variable Rate Debt, maturing up until 2024 denominated in EUR	468
Carrying amount of Senior Variable Rate Debt, maturing up until 2017 denominated in USD	62
Carrying amount of Senior Variable Rate Debt, maturing up until 2015 denominated in TRY	87
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2024 denominated in EUR		3.65%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2017 denominated in USD		5.36%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2018 denominated in BGN	5.00%	5.00%
Weighted Average Rate of Senior Fixed Rate Debt, maturing on April 2014 denominated in TRY		7.80%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2026 denominated in EUR	3.92%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2019 denominated in USD	5.70%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2016 denominated in GBP	1.50%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2017 denominated in EUR		1.79%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2024 denominated in EUR	3.67%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2017 denominated in USD	3.63%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2015 denominated in TRY	9.40%
Total Senior Debt Variable Rate	617	338
Total Senior Debt Fixed Rate	2,877	1,640
Long-term Subordinated Debt
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Aug. 2015 denominated in EUR	19	19
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Nov. 2016 denominated in GBP	7	7
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after July 2034 denominated in EUR	8	8
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 denominated in EUR		7
Carrying amount of Subordinated Varable Rate Debt, redeemable on or after Feb. 2015 denominated in EUR		10
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 denominated in USD		5
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2035 denominated in EUR	7
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Feb. 2036 denominated in EUR	10
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2035 denominated in USD	5
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Aug. 2015 denominated in EUR	7.00%	7.00%
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Nov. 2016 denominated in GBP	6.29%	6.29%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after July 2034 denominated in EUR	2.85%	3.00%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 denominated in EUR		2.10%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Feb. 2015 denominated in EUR		5.26%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 denominated in USD		2.83%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2035 denominated in EUR	1.86%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Feb. 2036 denominated in EUR	5.89%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2035 denominated in USD	2.86%
Total Subordinated Debt Fixed Rate	26	26
Total Subordinated Debt Variable Rate	€ 30	€ 30